Cover Page	Nov. 04, 2022
Cover [Abstract]
Entity Central Index Key	0001576263
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	MIRATI THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35921
Entity Tax Identification Number	46-2693615
Entity Address, Address Line One	3545 Cray Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	332-3410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	MRTX
Security Exchange Name	NASDAQ